Parties-in-Interest to the Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest to the Plan	Parties-in-Interest to the Plan
The Plan holds investments in several mutual funds, Voya shares, Voya collective investment trusts and a GIC that are managed by affiliated companies of the Plan Sponsor. These affiliated companies are considered parties-in-interest (as defined in ERISA) to the Plan. As of
December 31, 2025 and 2024, funds of $51,896,179 and $51,371,048, respectively, were held in such investments and are considered party-
in-interest transactions.